Average Annual Total Returns - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIP Total Market Index Portfolio	Apr. 29, 2024
VIP Total Market Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	26.07%
Past 5 years	15.01%
Since Inception	11.65%	[1]
VIP Total Market Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	25.71%
Past 5 years	14.73%
Since Inception	11.37%	[2]
VIP Total Market Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	25.94%
Since Inception	12.20%	[3]
IXYSR
Average Annual Return:
Past 1 year	26.16%
Past 5 years	15.20%
Since Inception	11.77%

[1]	A From April 17, 2018 .
[2]	C From April 17, 2018 .
[3]	B From April 11, 2019 .